Redeemable Class A Common Stock And Stockholders' Equity (Deficit) - Additional Information (Detail) - $ / shares		3 Months Ended	12 Months Ended
	Mar. 01, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued		0	0	0
Preferred stock, shares outstanding		0	0	0
Percentage of total number of shares issued in the Initial Public Offering		20.00%	20.00%
Number of warrants or rights outstanding		1,976,562	1,976,562
Shares, Issued		0	0
Rights [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding				0
Warrant [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding			0	0
Share Price Equal or Less Nine Point Two Rupees Per Dollar [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price adjustment percentage higher of market value		115.00%	115.00%
Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Stock [Line Items]
Share redemption trigger price		$ 18	$ 18
Public Warrants [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding		31,625,000	31,625,000
Warrants exercisable term from the date of completion of business combination		30 days	30 days
Exercise price of warrants or rights		$ 11.5	$ 11.5
Warrants and rights outstanding, Term		5 years	5 years
Private Placement Warrants [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding			12,223,750	12,223,750
Common Class A [Member]
Class of Stock [Line Items]
Temporary equity, shares outstanding		31,625,000	31,625,000	0
Common stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares issued		0	0	0
Common stock, shares outstanding		0	0	0
Class of warrants, redemption notice period		30 days	30 days
Common Class A [Member] | Share Price Equal or Less Nine Point Two Rupees Per Dollar [Member]
Class of Stock [Line Items]
Exercise price of warrants or rights		$ 9.2	$ 9.2
Share redemption trigger price		$ 9.2	$ 9.2
Minimum percentage gross proceeds required from issuance of equity		60.00%	60.00%
Class of warrant or right, minimum notice period for redemption		20 days	20 days
Common Class A [Member] | Share Price Equal or Less Ten point Zero Rupees Per Dollar [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price adjustment percentage higher of market value		180.00%	180.00%
Common Class A [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants or rights		$ 11.5	$ 11.5
Common Class A [Member] | Redemption of Warrants [Member]
Class of Stock [Line Items]
Class of warrants, redemption notice period		10 days	10 days
Common Class A [Member] | Redemption of Warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Stock [Line Items]
Class of warrants, redemption price per unit		$ 0.01	$ 0.01
Class of warrants, redemption notice period		30 days	30 days
Share price		$ 18	$ 18
Number of consecutive trading days for determining share price		20 days	20 days
Number of trading days for determining share price		30 days	30 days
Common Class A [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Stock conversion basis		one vote	one vote
Common Class B [Member]
Class of Stock [Line Items]
Common stock, par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		20,000,000	20,000,000	20,000,000
Common stock, shares issued		7,906,250	7,906,250	7,906,250
Common stock, shares outstanding		7,906,250	7,906,250	7,906,250
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	1,031,250	1,031,250	1,031,250
Percentage of common stock issued and outstanding after the initial public offering		20.00%	20.00%